Acquisitions - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Oct. 31, 2023	Sep. 07, 2023
Business Combination [Line Items]
Goodwill	$ 516,629		$ 516,629	$ 516,629		$ 516,629		$ 0
Net income (loss)	$ 18,287	$ 6,882		$ 28,546	$ 17,756
Noncompete Agreements [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years		5 years	5 years		5 years
Minimum [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years		12 years	12 years		12 years
Minimum [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years		3 years	3 years		3 years
Maximum [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years	15 years		15 years
Maximum [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years	15 years		15 years
MGM [Member]
Business Combination [Line Items]
Business Combination, Name of Acquiree						MGM
Business Combination, Voting Equity Interest Acquired, Percentage						100.00%
Business Combination, Consideration Transferred						$ 424,700
Business Combination Consideration Transferred On Cash						365,600
Business Combination, Consideration Transferred, Equity Interest						46,100
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash						13,000
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Fair Value						36,000
Goodwill						$ 216,700
Percentage Of Goodwill Not Deductable For Tax Purchase						87.00%
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction			$ 9,800			$ 12,000	$ 2,200
MGM [Member] | Finite-Lived Intangible Assets [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension						13 years 2 months 12 days
MGM [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						15 years
MGM [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						15 years
MGM [Member] | Backlog [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						1 year
MGM [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years
MGM [Member] | Valuation Technique, Option Pricing Model [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Fair Value						$ 10,100
PwrQ [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage						100.00%
Business Combination, Consideration Transferred						$ 103,000
Business Combination Consideration Transferred On Cash						57,000
Business Combination, Consideration Transferred, Equity Interest						44,900
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash						1,100
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Fair Value						37,800
Goodwill						$ 44,700
Percentage Of Goodwill Not Deductable For Tax Purchase						50.00%
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction			6,700
Business Combination, Effective Date of Acquisition						Mar. 13, 2024
Revenues			36,000
Net income (loss)			1,900
PwrQ [Member] | Finite-Lived Intangible Assets [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension						9 years 9 months 18 days
PwrQ [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						12 years
PwrQ [Member] | Backlog [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						1 year
PwrQ [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years
PwrQ [Member] | Valuation Technique, Option Pricing Model [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Fair Value						$ 7,100
PwrQ [Member] | Minimum [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						3 years
PwrQ [Member] | Maximum [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years
States [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage						100.00%
Business Combination, Consideration Transferred						$ 68,500
Business Combination Consideration Transferred On Cash						37,000
Business Combination, Consideration Transferred, Equity Interest						31,500
Goodwill						25,100
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction						$ 3,500
Business Combination, Effective Date of Acquisition						May 31, 2024
Revenues						$ 5,000
Net income (loss)						$ 2,400
States [Member] | Finite-Lived Intangible Assets [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension						12 years 8 months 12 days
States [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						15 years
States [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						15 years
States [Member] | Backlog [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						1 year 6 months
States [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years
VanTran [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage						100.00%
Business Combination, Consideration Transferred						$ 432,700
Business Combination Consideration Transferred On Cash						364,000
Business Combination, Consideration Transferred, Equity Interest						52,600
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash						16,100
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Fair Value						40,000
Goodwill						$ 230,100
Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension						12 years 1 month 6 days
Business Combination, Transaction Cost, Excluding Separately Recognized Transaction						$ 5,100
Revenues			6,100
Net income (loss)			$ 100
VanTran [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						15 years
VanTran [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						15 years
VanTran [Member] | Backlog [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						2 years
VanTran [Member] | Noncompete Agreements [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life						5 years
VanTran [Member] | Valuation Technique, Option Pricing Model [Member]
Business Combination [Line Items]
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Fair Value						$ 12,600